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                    Flag Investors Equity Partners Fund, Inc.
                           Statement of Certification
                             Pursuant to Rule 497(j)

Flag Investors Equity Partners Fund, Inc. (the "Fund") hereby certifies that the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A (File Nos. 033-86832 and 811-08886) which was filed electronically on September 28, 2001 (Accession No. 0000950116-01-500888).


Flag Investors Equity Partners Fund, Inc.

/s/ Daniel O. Hirsch, Esq.
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By:  Daniel O. Hirsch, Esq.
Title:  Assistant Secretary

Date:  October 2, 2001